SHEARMAN & STERLING LLP
                                 BROADGATE WEST
FAX: +44(0) 207-655-5500         9 APPOLD STREET                       ABU DHABI
                                 LONDON EC2A 2AP                         BEIJING
                                 UNITED KINGDOM                         BRUSSELS
                               +44(0)207-655-5000                     DUSSELDORF
                                                                       FRANKFURT
                                                                       HONG KONG
                                                                          LONDON
June 20, 2006                                                           MANNHEIM
                                                                      MENLO PARK
                                                                          MUNICH
                                                                        NEW YORK
VIA EDGAR                                                                  PARIS
---------                                                          SAN FRANCISCO
Securities and Exchange Commission                                     SINGAPORE
450 Fifth Street, N.W.                                                     TOKYO
Washington, D.C. 20549                                                   TORONTO
                                                                WASHINGTON, D.C.




                                    HEAD N.V.
                              Report on Form 20-F/A
                              ---------------------
Ladies and Gentlemen:

                  On behalf of Head N.V., please find enclosed a copy of the Company's Amendment No.1 to Form 20-F on Form 20-F/A dated June 20, 2006, submitted electronically through EDGAR, under the Securities Exchange Act of 1934, as amended.

                  If the Staff wishes to discuss this matter at any time, please telephone (collect) the undersigned in our London office at 011-44-207-655-5000.

                                                  Very truly yours,



                                                  Andrew Kelly